Summarised financial information of subsidiaries with material non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Summarised financial information of subsidiaries with material non-controlling interests
Summary of financial information of subsidiaries with material non-controlling interests

	Huizhou Pengai			Shanghai Pengai
	2020	2021	2022	2020	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	17,386	17,024	23,004	13,641	13,772	14,761
- Liabilities	(3,655)	(15,541)	(17,145)	(15,626)	(46,764)	(50,260)
Total current net assets/(liabilities)	13,731	1,483	5,859	(1,985)	(32,992)	(35,499)
Non‑current
- Assets	2,046	3,868	5,466	36,302	40,871	41,102
- Liabilities	—	(733)	(3,495)	(31,607)	(29,040)	(29,174)
Total non‑current net assets	2,046	3,135	1,971	4,695	11,831	11,928
Net assets/(liabilities)	15,777	4,618	7,830	2,710	(21,161)	(23,571)

	Xiuqi Pengai			Haikou Pengai
	2020	2021	2022	2020	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	9,140	10,252	8,773	3,033	4,546	4,510
- Liabilities	(11,464)	(33,393)	(32,844)	(14,405)	(23,484)	(22,396)
Total current net liabilities	(2,324)	(23,141)	(24,071)	(11,372)	(18,938)	(17,886)
Non‑current
- Assets	22,437	26,429	30,261	22,783	18,964	15,295
- Liabilities	—	—	—	(6,144)	(5,808)	(5,450)
Total non‑current net assets	22,437	26,429	30,261	16,639	13,156	9,845
Net assets/(liabilities)	20,113	3,288	6,190	5,267	(5,782)	(8,041)

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised balance sheets (Continued)

	Yantai Pengai
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current
- Assets	14,806	3,753	2,909
- Liabilities	(24,410)	(31,845)	(25,394)
Total current net liabilities	(9,604)	(28,092)	(22,485)
Non-current
- Assets	35,387	33,234	28,832
- Liabilities	(17,748)	(17,086)	(16,778)
Total non-current net assets	17,639	16,148	12,054
Net assets/(liabilities)	8,035	(11,944)	(10,431)

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai
	2020	2021	2022	2020	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	26,852	21,561	32,679	29,839	21,674	41,585
Profit/(loss) before income tax	2,743	(8,222)	4,261	(3,884)	(25,217)	(3,213)
Income tax (expense)/credit	(685)	297	1,049	157	1,347	(803)
Profit/(loss) and total comprehensive income/(loss) for the year	2,058	(7,925)	3,212	(3,727)	(23,870)	(2,410)
Total comprehensive income/(loss) allocated to non‑controlling interests	710	(2,734)	1,044	(746)	(4,737)	(482)
Dividend paid to non‑controlling interests	750	1,116	—	—	—	—

	Xiuqi Pengai			Haikou Pengai
	2020	2021	2022	2020	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	28,530	28,251	37,106	20,184	24,134	30,474
(Loss)/Profit before income tax	(1,135)	(19,411)	3,871	(1,696)	(10,966)	(2,946)
Income tax (expense)/credit	(139)	2,586	968	192	(84)	(688)
(Loss)/Profit and total comprehensive (loss)/income for the year	(1,274)	(16,825)	2,903	(1,504)	(11,050)	(2,258)
Total comprehensive (loss)/income allocated to non‑controlling interests	(140)	(1,851)	174	(196)	(1,436)	(294)
Dividend paid to non‑controlling interests	—	—	—	186	—	—

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of comprehensive income (Continued)

	Yantai Pengai
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue	25,958	15,295	36,763
Profit/(loss) before income tax	(2,465)	(21,773)	2,018
Income tax (expense)/credit	307	1,795	505
Profit/(loss) and total comprehensive income/(loss) for the year	(2,158)	(19,978)	1,513
Total comprehensive income/(loss) allocated to non-controlling interests	(237)	(2,198)	166
Dividend paid to non-controlling interests	—	—	—

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai
	2020	2021	2022	2020	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	3,192	1,217	(1,905)	(2,240)	2,587	(11,224)
Income tax paid	(1,070)	(211)	(136)	(444)	(27)	—
Net cash generated from/(used in) operating activities	2,122	1,006	(2,041)	(2,684)	2,560	(11,224)
Net cash used in investing activities	(78)	(589)	(68)	(5,407)	(2,437)	(20)
Net cash used in financing activities	(2,175)	(18)	2,520	(2,082)	—	10,783
Net (decrease)/increase in cash and cash equivalents	(131)	399	411	(10,173)	123	(461)
Cash and cash equivalents at beginning of the year	427	296	695	10,634	461	584
Cash and cash equivalents at end of the year	296	695	1,106	461	584	123

	Xiuqi Pengai			Haikou Pengai
	2020	2021	2022	2020	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	7,208	(1,419)	(81)	2,462	2,162	779
Income tax paid	—	—	—	(14)	(8)	(50)
Net cash generated from/(used in) operating activities	7,208	(1,419)	(81)	2,448	2,154	729
Net cash used in investing activities	(4,305)	(767)	(13)	(1,673)	(1,300)	(594)
Net cash (used in)/generated from financing activities	(3,081)	2,880	(505)	(629)	(100)	(586)
Net (decrease)/increase in cash and cash equivalents	(178)	694	(599)	146	754	(451)
Cash and cash equivalents at beginning of the year	187	9	703	76	222	976
Cash and cash equivalents at end of the year	9	703	104	222	976	525

33          Summarised financial information of subsidiaries with material non-controlling interests (Continued)

Summarised statements of cash flows (Continued)

	Yantai Pengai Jiayan
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	2,544	47	58
Income tax paid	—	—	—
Net cash generated from operating activities	2,544	47	58
Net cash used in investing activities	(1,848)	—	(115)
Net cash used in financing activities	(1,646)	—	(163)
Net increase/ (decrease) in cash and cash equivalents	(950)	47	(220)
Cash and cash equivalents at beginning of the year	1,464	514	561
Cash and cash equivalents at end of the year	514	561	341